COMMITMENTS AND CONTINGENT LIABILITIES - Asbestos Liabilities and Recoveries (Details) - Asbestos Matters - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Loss Contingencies [Line Items]
Asbestos liabilities included in Accrued liabilities	$ 17	$ 15
Asbestos liabilities included in Other long-term liabilities	208	206
Total asbestos liabilities	225	221
Asbestos-related recoveries included in Accounts receivable, net	7	5
Asbestos-related recoveries included in Other assets	88	88
Total asbestos-related recoveries	$ 95	$ 93